Schedule of Investments ─ NYLIM Candriam U.S. Mid Cap Equity ETF (formerly, NYLI Candriam U.S. Mid Cap Equity ETF)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 99.9%

Communication Services — 3.2%
Millicom International Cellular SA	12,865	$1,228,350
New York Times Co. (The), Class A	18,183	1,361,725
News Corp., Class A	47,071	1,297,277
News Corp., Class B(a)	14,398	450,225
Paramount Skydance Corp., Class B(a)	129,534	1,031,091
Pinterest, Inc., Class A*	64,522	1,549,173
Roku, Inc.*	16,033	2,324,945
Sirius XM Holdings, Inc.	24,974	739,730
Snap, Inc., Class A*	131,700	617,673
Total Communication Services		10,600,189

Consumer Discretionary — 9.3%
Aptiv PLC*	25,890	1,462,008
Aramark	31,949	1,820,135
Autoliv, Inc.	8,233	1,014,059
AutoNation, Inc.*	3,349	711,328
Best Buy Co., Inc.	25,311	2,183,327
BorgWarner, Inc.	25,887	1,650,037
Burlington Stores, Inc.*	8,292	3,055,436
CarMax, Inc.*	18,471	1,057,650
Dick's Sporting Goods, Inc.(a)	8,174	1,601,368
Domino's Pizza, Inc.	4,308	1,496,772
Five Below, Inc.*	7,197	1,562,685
Gap, Inc. (The)	24,955	501,346
Hasbro, Inc.	16,315	1,532,631
Installed Building Products, Inc.(a)	2,863	638,277
Levi Strauss & Co., Class A	12,716	311,796
Lithia Motors, Inc.	3,141	1,210,604
LKQ Corp.	31,394	704,795
Mohawk Industries, Inc.*	6,474	796,949
Norwegian Cruise Line Holdings Ltd.*	55,597	1,030,212
Pool Corp.(a)	4,805	892,337
Service Corp. International	18,071	1,557,540
Texas Roadhouse, Inc.	8,121	1,668,378
Yum China Holdings, Inc.	44,834	2,160,102
Total Consumer Discretionary		30,619,772

Consumer Staples — 4.4%
BJ's Wholesale Club Holdings, Inc.*	17,129	1,674,874
Clorox Co. (The)	16,379	1,564,686
Conagra Brands, Inc.	62,740	910,357
Darling Ingredients, Inc.*	19,867	1,204,735
Hormel Foods Corp.	38,415	960,759
Ingredion, Inc.	8,274	822,932
J M Smucker Co. (The)	15,041	1,793,790
Primo Brands Corp.	31,590	717,093
Smithfield Foods, Inc.	6,553	170,640
Sprouts Farmers Market, Inc.*	12,663	1,103,707
The Campbell's Co.(a)	25,897	569,216
US Foods Holding Corp.*	30,030	3,020,718
Total Consumer Staples		14,513,507

Energy — 1.6%
Antero Midstream Corp.	42,799	940,294
DT Midstream, Inc.	12,891	1,778,958
HF Sinclair Corp.	18,562	1,697,866
Noble Corp. PLC(a)	16,987	720,249
Total Energy		5,137,367

Financials — 14.3%
Affiliated Managers Group, Inc.	3,277	1,201,774
AGNC Investment Corp.	143,579	1,530,552
Ally Financial, Inc.	34,911	1,512,694
American Financial Group, Inc.	9,106	1,290,502
Annaly Capital Management, Inc.	93,034	2,113,732
Assurant, Inc.	6,367	1,777,603
Axis Capital Holdings Ltd.	9,541	1,004,858
CNA Financial Corp.	2,882	151,219

	Shares	Value
Common Stocks (continued)

Financials (continued)
Columbia Banking System, Inc.	19,223	$601,103
Corebridge Financial, Inc.	38,512	1,201,189
East West Bancorp, Inc.	8,910	1,167,210
Equitable Holdings, Inc.	36,960	1,761,144
Evercore, Inc., Class A	4,866	1,559,845
FactSet Research Systems, Inc.	4,641	1,221,511
First Horizon Corp.	62,301	1,597,398
Franklin Resources, Inc.	39,859	1,349,626
Globe Life, Inc.	10,261	1,870,067
Houlihan Lokey, Inc.	6,824	856,344
Jack Henry & Associates, Inc.	9,047	1,393,600
Jackson Financial, Inc., Class A	8,837	1,080,588
Jefferies Financial Group, Inc.	21,378	1,167,239
Kinsale Capital Group, Inc.	2,884	1,027,915
MarketAxess Holdings, Inc.	4,510	731,973
Morningstar, Inc.	2,623	505,111
Old National Bancorp	45,003	1,198,880
Old Republic International Corp.	29,761	1,285,973
OneMain Holdings, Inc.	14,848	929,188
Popular, Inc.	8,332	1,459,850
Primerica, Inc.	4,203	1,344,792
Reinsurance Group of America, Inc.	8,415	1,993,093
RenaissanceRe Holdings Ltd.	5,428	1,736,851
SEI Investments Co.	11,829	1,218,150
Starwood Property Trust, Inc.	45,049	719,883
Unum Group	19,829	1,707,475
Voya Financial, Inc.	12,220	1,215,035
Wintrust Financial Corp.	8,521	1,359,440
Zions Bancorp NA	19,344	1,348,277
Total Financials		47,191,684

Health Care — 15.0%
Arrowhead Pharmaceuticals, Inc.*(a)	15,107	1,278,808
Baxter International, Inc.(a)	69,117	1,808,101
BioMarin Pharmaceutical, Inc.*	24,133	1,448,463
Bio-Rad Laboratories, Inc., Class A*	1,149	373,976
Bio-Techne Corp.	20,095	1,448,648
Bridgebio Pharma, Inc.*	15,787	1,264,381
BrightSpring Health Services, Inc.*	17,477	1,043,552
Charles River Laboratories International, Inc.*	6,439	1,497,132
Cytokinetics, Inc.*	14,748	1,137,513
DaVita, Inc.*	4,688	1,125,542
Elanco Animal Health, Inc.*	61,478	1,621,175
Encompass Health Corp.	12,521	1,390,707
Exelixis, Inc.*	29,280	1,552,718
Guardant Health, Inc.*	16,830	2,726,292
Halozyme Therapeutics, Inc.*(a)	14,792	1,220,932
Henry Schein, Inc.*	12,855	1,102,316
Jazz Pharmaceuticals PLC*	7,403	1,871,923
Krystal Biotech, Inc.*	3,172	1,082,033
Madrigal Pharmaceuticals, Inc.*(a)	2,033	950,062
Medpace Holdings, Inc.*	2,972	1,715,171
Moderna, Inc.*	42,756	2,343,884
Molina Healthcare, Inc.*	6,790	1,328,260
Neurocrine Biosciences, Inc.*	12,528	2,089,670
Penumbra, Inc.*	4,773	1,533,040
Praxis Precision Medicines, Inc.*	3,142	967,202
Repligen Corp.*	7,219	1,017,951
Revolution Medicines, Inc.*	23,159	4,343,007
Revvity, Inc.	14,749	1,659,557
Roivant Sciences Ltd.*	58,463	1,982,480
Solventum Corp.*	9,464	808,604
Summit Therapeutics, Inc.*(a)	14,813	192,865
Vaxcyte, Inc.*(a)	17,582	950,835
Viatris, Inc.	146,604	2,574,366
Total Health Care		49,451,166

Schedule of Investments ─ NYLIM Candriam U.S. Mid Cap Equity ETF (formerly, NYLI Candriam U.S. Mid Cap Equity ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Industrials — 19.2%
AAON, Inc.(a)	7,317	$651,652
Acuity, Inc.	3,649	1,198,295
Advanced Drainage Systems, Inc.	8,535	1,181,927
AECOM	15,951	1,154,693
AGCO Corp.	7,146	730,035
American Airlines Group, Inc.*	83,735	1,278,633
API Group Corp.*	46,278	1,836,311
Applied Industrial Technologies, Inc.	4,712	1,626,630
Armstrong World Industries, Inc.	5,340	932,684
Avis Budget Group, Inc.*(a)	2,325	319,548
Builders FirstSource, Inc.*	14,097	936,605
CH Robinson Worldwide, Inc.	15,159	2,239,439
Clean Harbors, Inc.*	1,616	505,614
Crane Co.	6,515	1,390,692
Donaldson Co., Inc.	14,796	1,394,375
Dycom Industries, Inc.*	3,561	1,428,210
ESCO Technologies, Inc.	3,450	1,087,751
Flowserve Corp.	16,125	1,225,339
Genpact Ltd.	19,325	679,660
Graco, Inc.	20,798	1,650,945
IDEX Corp.	9,566	2,204,485
ITT, Inc.	10,606	2,078,564
JBT Marel Corp.	6,329	876,377
Joby Aviation, Inc.*	70,947	507,271
Kirby Corp.*	6,773	888,211
Knight-Swift Transportation Holdings	20,502	1,425,504
Masco Corp.	26,401	1,887,143
Middleby Corp. (The)*	5,489	733,221
Midera Food Processing, Inc.*	5,489	263,198
MSA Safety, Inc.	2,264	430,771
Nextpower, Inc., Class A*	14,690	1,320,190
Nordson Corp.	6,658	1,982,619
nVent Electric PLC	19,950	3,068,909
Owens Corning	9,909	1,376,360
Paycom Software, Inc.	5,289	867,184
Pentair PLC	20,199	1,321,823
Powell Industries, Inc.	3,378	704,921
Primoris Services Corp.	5,284	446,022
Ryder System, Inc.	4,991	1,279,792
Simpson Manufacturing Co., Inc.	5,309	996,712
SPX Technologies, Inc.*	6,031	1,324,528
Stanley Black & Decker, Inc.(a)	19,462	1,840,716
Sterling Infrastructure, Inc.*	3,316	1,978,889
Tetra Tech, Inc.(a)	32,445	1,075,876
Toro Co. (The)	12,988	1,193,208
TransUnion	23,717	1,864,631
UL Solutions, Inc., Class A	9,907	907,877
Valmont Industries, Inc.	2,358	1,135,849
Watts Water Technologies, Inc., Class A	3,483	1,204,387
WESCO International, Inc.	5,352	1,838,358
Zurn Elkay Water Solutions Corp.	17,814	899,785
Total Industrials		63,372,419

Information Technology — 17.2%
Advanced Energy Industries, Inc.	5,024	1,454,548
Akamai Technologies, Inc.*	15,914	1,832,975
Amkor Technology, Inc.	16,919	843,751
Arrow Electronics, Inc.*	6,427	1,391,895
Aurora Innovation, Inc.*(a)	153,800	992,010
Bentley Systems, Inc., Class B(a)	20,474	725,599
Cirrus Logic, Inc.*	6,257	809,343
Cognex Corp.	20,503	1,337,616
DigitalOcean Holdings, Inc.*	8,481	996,517
Docusign, Inc.*	23,599	1,293,933
Dolby Laboratories, Inc., Class A	7,637	449,132
Dynatrace, Inc.*	36,150	1,602,168
EPAM Systems, Inc.*	6,205	655,000
F5, Inc.*	7,183	2,891,660
FormFactor, Inc.*	9,835	1,044,477

	Shares	Value
Common Stocks (continued)

Information Technology (continued)
Gartner, Inc.*	8,370	$1,264,037
Gen Digital, Inc.	64,155	1,761,055
GoDaddy, Inc., Class A*	15,410	1,275,023
Guidewire Software, Inc.*	8,756	1,330,387
HubSpot, Inc.*	5,881	1,395,914
InterDigital, Inc.	3,177	968,429
Lattice Semiconductor Corp.*	16,968	2,108,613
Littelfuse, Inc.	3,038	1,343,191
MACOM Technology Solutions Holdings, Inc.*	8,280	2,081,923
Manhattan Associates, Inc.*	7,496	1,434,435
MKS, Inc.	8,395	2,497,093
Nutanix, Inc., Class A*	29,404	1,735,130
Okta, Inc.*	20,942	2,972,298
Onto Innovation, Inc.*	6,740	1,742,829
Pegasystems, Inc.	9,749	297,832
Procore Technologies, Inc.*	13,764	753,854
Rambus, Inc.*	13,118	1,194,132
Semtech Corp.*	12,143	1,430,688
Skyworks Solutions, Inc.(a)	18,408	1,146,450
TD SYNNEX Corp.	9,092	2,324,824
Twilio, Inc., Class A*	16,842	3,323,769
Unity Software, Inc.*	38,284	1,213,986
Viavi Solutions, Inc.*	28,149	1,040,106
Zebra Technologies Corp., Class A*	5,870	1,724,723
Total Information Technology		56,681,345

Materials — 6.0%
Albemarle Corp.	14,290	1,681,076
Alcoa Corp.	30,672	1,388,215
Avery Dennison Corp.	9,871	1,675,405
Axalta Coating Systems Ltd.*	27,277	976,789
Ball Corp.	35,040	2,274,096
Coeur Mining, Inc.	122,640	1,828,562
Commercial Metals Co.	14,016	963,179
Crown Holdings, Inc.	14,743	1,737,463
Eagle Materials, Inc.	3,998	819,350
Element Solutions, Inc.	28,614	1,050,992
Hecla Mining Co.	80,796	1,140,840
James Hardie Industries PLC*	72,080	1,894,983
NewMarket Corp.	505	429,331
RPM International, Inc.	16,110	1,724,898
Total Materials		19,585,179

Real Estate — 9.0%
Alexandria Real Estate Equities, Inc.	20,428	1,051,021
American Homes 4 Rent, Class A	43,040	1,438,397
Brixmor Property Group, Inc.	40,264	1,268,719
BXP, Inc.	19,650	1,377,858
Camden Property Trust	13,403	1,485,187
CareTrust REIT, Inc.	28,438	1,192,690
CubeSmart	29,977	1,242,846
Equity LifeStyle Properties, Inc.	24,548	1,597,338
Federal Realty Investment Trust	10,149	1,259,389
Healthcare Realty Trust, Inc.	46,741	982,028
Healthpeak Properties, Inc.	91,981	2,007,945
Host Hotels & Resorts, Inc.	84,937	2,134,467
Jones Lang LaSalle, Inc.*	6,074	2,156,452
Kimco Realty Corp.	88,449	2,253,681
Regency Centers Corp.	21,708	1,742,935
Rexford Industrial Realty, Inc.	29,495	1,114,026
STAG Industrial, Inc.	24,745	946,744
UDR, Inc.	39,086	1,491,522
WP Carey, Inc.	28,490	2,096,864
Zillow Group, Inc., Class A*(a)	5,467	189,650
Zillow Group, Inc., Class C*	22,020	750,001
Total Real Estate		29,779,760

Schedule of Investments ─ NYLIM Candriam U.S. Mid Cap Equity ETF (formerly, NYLI Candriam U.S. Mid Cap Equity ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Utilities — 0.7%
Brookfield Renewable Corp.	18,096	$603,501
Clearway Energy, Inc., Class C	14,308	453,993
Essential Utilities, Inc.	33,629	1,340,116
Total Utilities		2,397,610

Total Common Stocks
(Cost $289,590,344)		329,329,998

Short-Term Investments — 0.3%

Money Market Funds — 0.3%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(b)(c)	577,372	577,372
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.64%(b)	331,788	331,788

Total Short-Term Investments
(Cost $909,160)		909,160

Total Investments — 100.2% (Cost $290,499,504)		330,239,158
Other Assets and Liabilities, Net — (0.2)%		(511,794)
Net Assets — 100.0%		$329,727,364

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $16,801,726; total market value of collateral held by the Fund was $17,322,958. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $16,745,586.
(b)	Reflects the 1-day yield at July 31, 2026.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLIM Candriam U.S. Mid Cap Equity ETF (formerly, NYLI Candriam U.S. Mid Cap Equity ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$329,329,998	$—	$—	$329,329,998
Short-Term Investments:
Money Market Funds	909,160	—	—	909,160
Total Investments in Securities	$330,239,158	$—	$—	$330,239,158

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.